PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8.           PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2018	2019
Buildings	907	896
Furniture, fixture and equipment	10,639	13,684
Leasehold improvement	61,735	73,163
Motor vehicles	1,154	1,040
Total	74,435	88,783
Less: Accumulated depreciation	(28,539)	(38,641)
	45,896	50,142

Depreciation expenses were $6,099,  $7,530 and $9,296 for the years ended December 31, 2017, 2018 and 2019, respectively.